Financial Income and Expenses, Net (Details) - Schedule of financial expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Expenses [Abstract]
Interest and fees to banks		$ 17	$ 82	$ 120
Notional interest and linkage in respect of shareholder’s loan	[1]		8	55
Interest on EIB loan		92
Interest on lease liabilities		69	179	104
Exchange rate differences			75	12
Fair value adjustment of share option’s liability – Note 12C.				730
Interest on convertible loans				93
Adjustment of royalties’ obligation		180	11
Total financial expenses		$ 358	$ 355	$ 1,114

[1]	The shareholder’s loan was repaid in full in February 2021.